Revenue and segment information (Reconciliation of external revenue to operating revenue) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of external revenue to operating revenue [line items]
Revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	169,446,338	174,009,401	169,550,624
Total [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	169,446,338	174,009,401	169,550,624
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	(85,477)	(98,324)	(310,541)
PRC GAAP | External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	169,439,187	173,583,125	169,861,165
PRC GAAP | Total [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	169,869,801	174,051,306	170,333,067
PRC GAAP | Total [member] | External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue			¥ 169,861,165
Effect of transition to IFRSs [member] | Impact of recognition of BOT related revenue under IFRS [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	¥ 92,628	¥ 524,600